Pursuant to Rule 497(e)
                                                       Registration No. 33-74470
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  INSTITUTIONAL DAILY
  INCOME FUND                                          600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2003

Effective July 30, 2004, the time at which the Institutional Daily Income Fund calculates its net asset value is changed from 2:00 p.m., Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 12, 15, and 17 under the headings "Pricing of Fund Shares," "Initial Direct Purchase of Class B Shares - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "2:00 p.m." are replaced with "4:00 p.m."

On page 12, under the heading "Pricing of Fund Shares," the first two sentences of the fifth paragraph are deleted and replaced with the following:

     "The Fund does not accept a purchase order from investors investing in the Fund directly (i.e. not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day."

On page 14, under the heading "Investments Through Participating Organizations - Purchase of Class A Shares," the fourth paragraph is deleted and replaced with the following:

     "Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously."

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IDIF 05/04 SUP

                                                         Pursuant to Rule 497(e)
                                                       Registration No. 33-74470

================================================================================
  INSTITUTIONAL DAILY
  INCOME FUND                                          600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)

Pinnacle Class of Shares - Distributed through Mutual Securities, Inc.

================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2003


Effective July 30, 2004, the time at which the Institutional Daily Income Fund calculates its net asset value is changed from 2:00 p.m., Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus are effective on July 30, 2004:

On pages 12, 14, 15, and 16 under the headings "Pricing of Fund Shares," "Initial Purchases of Pinnacle Shares - Bank Wire," "Redemption of Shares" and "Redemption of Shares - Telephone" the references to "2:00 p.m." are replaced with "4:00 p.m."

On page 12, under the heading "Pricing of Fund Shares," the first two sentences of the fifth paragraph are deleted and replaced with the following:

          "The Fund does not accept a purchase order from investors investing in the Fund directly (i.e. not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day."

On page 14, under the heading "Investments Through Participating Organizations," the fourth paragraph is deleted and replaced with the following:

          "Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously."



================================================================================
PIN IDIF 05/04 SUP

                                                         Pursuant to Rule 497(e)
                                                       Registration No. 33-74470

================================================================================
  INSTITUTIONAL DAILY
  INCOME FUND                                          600 Fifth Avenue
                                                       New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 29, 2003

Effective July 30, 2004, the time at which the Institutional Daily Income Fund calculates its net asset value is changed from 2:00 p.m., Eastern time to 4:00 p.m., Eastern time. Accordingly, effective July 30, 2004, on page 20, under the heading "Net Asset Value," the reference to "2:00 p.m." is replaced with "4:00 p.m."

Effective as of the date of this supplement, on page 3, under the heading "Repurchase Agreements," the second sentence of the third paragraph is revised to read: "The Money Market Portfolio and the Municipal Portfolio may enter into repurchase agreements only with member banks of the Federal Reserve System, and "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States government securities whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio or with other entities that the Manager has determined are creditworthy."





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IDIF 05/04 SAI SUP